LEASES - (Lessee) Maturities of Operating Lease Liabilities Under Previous Guidance (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Leases [Abstract]
2019	$ 81
2020	78
2021	76
2022	69
2023	67
Thereafter	390
Minimum Lease Payments	$ 761